Filed Pursuant to Rule 497(e)

Securities Act registration no. 333-165633

Investment Company Act file no. 811-22397

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

Redemption Fee (as a percentage of amount redeemed, if applicable)	NONE

Market Timing Policy

Page 27 of the Company’s combined Prospectus for the Small Cap Fund, SMID Cap Fund and Large Cap Fund dated November 1, 2011 (as supplemented March 30, 2012), is revised by changing the third bullet point under the heading “Market Timing Policy” to read “in the case of the Global Fund, the 2.00% redemption/exchange fee for the redemptions or exchanges 30 days or less after initial purchase (determined on a first-in, first-out basis); and…”

Page 15 of the Company’s Page 27 of the Company’s combined Prospectus for the Skyline and Horizon Fund dated November 1, 2011, is revised by deleting the third bullet point under the heading “Market Timing Policy” and inserting the word “and” at the end of the second bullet point under the same heading.